Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2018
Net results of financial transactions
Schedule of net results of financial transactions

Skr mn	Apr-Jun 2018	Jan–Mar 2018	Apr-Jun 2017	Jan-Jun 2018	Jan–Jun 2017	Jan-Dec 2017
Derecognition of financial instruments not measured at fair value through profit or loss	5	0	3	5	3	-1
Financial assets or liabilities at fair value through profit or loss1	38	-39	-38	-1	-51	-48
Financial instruments under fair-value hedge accounting	-11	-21	-1	-32	19	-53
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	-5	1	0	-4	-1	0

Total net results of financial transactions2	27	-59	-36	-32	-30	-102

1

SEK classifies IFRS 9 liquidity investments as financial assets valued at fair value, which means that unrealized gains and losses are also recognized in net results of financial transactions. Due to IFRS 9 market value changes, arising from changes in credit spread on SEK’s own debt, are not reported in net results of financial transactions, but in other comprehensive income.

2	Difference between Parent Company and Consolidated group for the period Jan-Jun 2018 is due to different accounting principles regarding changes in SEK’s own credit risk, see Note 1.